Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Other Intangible Assets, Net [Abstract]
Schedule Of Definite-Lived Other Intangible Assets

	December 31,
	2011	2010
Original amounts:
Core technology	$189,446	$147,083
Customer relationships and distribution network	150,162	133,080
Capitalized software development costs	11,217	10,691
Trademarks	15,469	8,927
Covenant not to compete	3,076	100

	369,370	299,881
Accumulated amortization:
Core technology	110,194	84,697
Customer relationships and distribution network	81,709	59,238
Capitalized software development costs	8,622	7,903
Trademarks	9,535	7,766
Covenant not to compete	1,157	15

	211,217	159,619

Other intangible assets, net	$158,153	$140,262

Schedule Of Estimated Amortization Expense

For the year ended December 31,

2012	$52,881
2013	43,313
2014	26,947
2015	18,275
2016	10,147
2017 and thereafter	3,995

$155,558